BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF BORROWINGS
	2024	2025
	S$	S$

Current
Bank loan	37,650	40,847

Non-current
Bank loan	394,310	368,656

Total	431,960	409,503

SCHEDULE OF BORROWING OF THE GROUP TO INTEREST RATE CHANGES AND CONTRACTUAL REPAYMENT DATES

The exposure of the borrowing of the Group to interest rate changes and the contractual repayment dates at the balance sheet date are as follows:

	2024	2025
	S$	S$

6 months or less	18,690	20,265
6 - 12 months	18,960	20,582
1 - 5 years	168,790	183,301
Over 5 years	225,520	185,355
Total	431,960	409,503